Business Combinations Business Combinations (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($) business	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Number of Other Businesses Acquired		2
Business Combination, External Transaction Costs		$ 1,600	$ 1,600	$ 3,700
Number of Businesses Acquired		3	7	6
Current Fiscal Year End Date		--12-31
Purchase Price Allocation [Abstract]
Business Combination, Cash and Equivalents		$ 2,300
Goodwill		274,551	$ 278,155	$ 226,596
OrderUp, Inc. [Member]
Consideration Transferred [Abstract]
Payments to Acquire Businesses, Gross			68,749
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable			9,605
Business Combination, Consideration Transferred			78,354
Purchase Price Allocation [Abstract]
Business Combination, Cash and Equivalents			2,264
Business Combination, Current Assets, Receivables			1,377
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets			404
Business Combination, Property, Plant, and Equipment			24
Goodwill			60,080
Business Combination, Other Noncurrent Assets			31
Business Combination, Assets			84,930
Business Combination, Current Liabilities, Accounts Payable			901
Business Combination, Accrued Merchant and Supplier Payables			1,021
Business Combinations, Accrued Expenses			2,918
Business Combination, Deferred Tax Liabilities Noncurrent			1,715
Business Combination, Noncurrent Liabilities, Other			21
Business Combination, Liabilities			6,576
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net			78,354
OrderUp, Inc. [Member] | Customer Relationships [Member]
Purchase Price Allocation [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[1]		5,600
OrderUp, Inc. [Member] | Merchant Relationships [Member]
Purchase Price Allocation [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[1]		1,100
OrderUp, Inc. [Member] | Developed Technology [Member]
Purchase Price Allocation [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[1]		11,300
OrderUp, Inc. [Member] | Trade names [Member]
Purchase Price Allocation [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[1]		900
OrderUp, Inc. [Member] | Other Intangible Assets [Member]
Purchase Price Allocation [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[2]		$ 1,850
Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Number of Businesses Acquired			6	4
Common stock issued in connection with acquisition of business, shares | shares			1,429,897
Consideration Transferred [Abstract]
Payments to Acquire Businesses, Gross			$ 5,744	$ 17,364
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable				11,110
Business Combination, Contingent Consideration				4,388
Liability for purchase consideration			250
Business Combination, Consideration Transferred			5,994	32,862
Purchase Price Allocation [Abstract]
Business Combination, Cash and Equivalents			248
Goodwill			2,898	27,150
Business Combination, Deferred Tax Liabilities Noncurrent				398
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net			5,994	32,862
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net			(647)	(396)
Series of Individually Immaterial Business Acquisitions [Member] | Customer Relationships [Member]
Purchase Price Allocation [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[2]		1,016	2,555
Series of Individually Immaterial Business Acquisitions [Member] | Merchant Relationships [Member]
Purchase Price Allocation [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[2]		809
Series of Individually Immaterial Business Acquisitions [Member] | Developed Technology [Member]
Purchase Price Allocation [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[2]		1,339	3,372
Series of Individually Immaterial Business Acquisitions [Member] | Brand Relationships [Member]
Purchase Price Allocation [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[2]		296	579
Series of Individually Immaterial Business Acquisitions [Member] | Other Intangible Assets [Member]
Purchase Price Allocation [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[2]		$ 283
OrderUp, Inc. [Member]
Purchase Price Allocation [Abstract]
Business Combination, Cash and Equivalents		15,479
Business Combination, Current Assets, Receivables		3,652
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets		2,399
Business Combination, Property, Plant, and Equipment		1,075
Goodwill		528
Business Combination, Other Noncurrent Assets		5,495
Business Combination, Assets		51,028
Business Combination, Current Liabilities, Accounts Payable		2,184
Business Combination, Accrued Merchant and Supplier Payables		18,498
Business Combinations, Accrued Expenses		25,854
Business Combination, Noncurrent Liabilities, Other		4,492
Business Combination, Liabilities		51,028
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net		0
OrderUp, Inc. [Member] | Customer Relationships [Member]
Purchase Price Allocation [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[3]	16,200
OrderUp, Inc. [Member] | Merchant Relationships [Member]
Purchase Price Allocation [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[3]	$ 2,700
OrderUp, Inc. [Member] | Developed Technology [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life		1 year
Purchase Price Allocation [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[3]	$ 2,500
OrderUp, Inc. [Member] | Trade names [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life		4 years
Purchase Price Allocation [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[3]	$ 1,000
OrderUp, Inc. [Member] | Merchant Relationships, Customer Relationships [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life		3 years
OrderUp [Member] | Trade names [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life			5 years
OrderUp [Member] | Other Intangible Assets [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life			4 years
OrderUp [Member] | Subscriber relationships, member relationships, developed technology [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life			3 years
Ticket Monster [Member]
Business Acquisition [Line Items]
Common stock issued in connection with acquisition of business, shares | shares			13,825,283
Consideration Transferred [Abstract]
Payments to Acquire Businesses, Gross				96,496
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable				162,862
Business Combination, Consideration Transferred				259,358
Purchase Price Allocation [Abstract]
Business Combination, Cash and Equivalents				24,768
Business Combination, Current Assets, Receivables				17,732
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets				829
Business Combination, Property, Plant, and Equipment				5,944
Goodwill				218,692
Business Combination, Other Noncurrent Assets				3,033
Business Combination, Assets				381,356
Business Combination, Current Liabilities, Accounts Payable				5,951
Business Combination, Accrued Merchant and Supplier Payables				82,934
Business Combinations, Accrued Expenses				26,182
Business Combination, Deferred Tax Liabilities Noncurrent				1,264
Business Combination, Noncurrent Liabilities, Other				5,667
Business Combination, Liabilities				121,998
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net				259,358
Business Combination, Current Assets, Deferred Income Taxes				$ 1,264
Ticket Monster [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life				5 years
Purchase Price Allocation [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[1]			$ 57,022
Ticket Monster [Member] | Merchant Relationships [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life				3 years
Purchase Price Allocation [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[1]			$ 32,176
Ticket Monster [Member] | Developed Technology [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life				2 years
Purchase Price Allocation [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[1]			$ 571
Ticket Monster [Member] | Trade names [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life				5 years
Purchase Price Allocation [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[1]			$ 19,325
Ideeli [Member]
Consideration Transferred [Abstract]
Business Combination, Consideration Transferred				42,700
Purchase Price Allocation [Abstract]
Business Combination, Cash and Equivalents				79
Business Combination, Current Assets, Receivables				988
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets				22,081
Business Combination, Property, Plant, and Equipment				8,173
Goodwill				4,203
Business Combination, Assets				62,131
Business Combination, Current Liabilities, Accounts Payable				1,640
Business Combination, Accrued Merchant and Supplier Payables				4,092
Business Combinations, Accrued Expenses				9,600
Business Combination, Deferred Tax Liabilities Noncurrent				348
Business Combination, Noncurrent Liabilities, Other				3,753
Business Combination, Liabilities				19,433
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net				42,698
Business Combination, Deferred Tax Assets Noncurrent				$ 9,517
Ideeli [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life				3 years
Purchase Price Allocation [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[1]			$ 5,490
Ideeli [Member] | Brand Relationships [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life				5 years
Purchase Price Allocation [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[1]			$ 7,100
Ideeli [Member] | Trade names [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life				5 years
Purchase Price Allocation [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[1]			$ 4,500
Maximum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life		5 years
Maximum [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life			5 years	5 years
Minimum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life		1 year
Minimum [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life			1 year	1 year

[1]	The estimated useful lives of the acquired intangible assets are 5 years for customer relationships, 3 years for merchant relationships, 2 years for developed technology and 5 years for trade name.
[2]	Acquired intangible assets have estimated useful lives of between 1 and 5 years.
[3]	(1)The estimated useful lives of the acquired intangible assets are 1 year for developed technology, 4 years for trade name and 3 years for merchant relationships and customer relationships.